Note 8 - Accrued Interest Receivable and Other Assets	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Other Assets Disclosure [Text Block]
8.	ACCRUED INTEREST RECEIVABLE AND OTHER ASSETS

The components of accrued interest receivable and other assets at the years ended December 31:

(Dollar amounts in thousands)	2021	2020

Restricted stock	$4,399	$5,057
Accrued interest receivable on investment securities	1,312	854
Accrued interest receivable on loans	2,820	4,356
Deferred tax asset, net	1,693	1,073
Operating right-of-use assets	872	742
Other	3,201	1,554

Total	$14,297	$13,636